ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The components of accounts receivable at December 31 were as follows:

	2013	2012
Trade receivables	$82,086	$96,779
Less: allowance for doubtful accounts	(2,279)	(2,435)
	79,807	94,344
Sales taxes receivable	3,598	2,594
Proceeds from Aircard sale held in escrow	13,800	—
Other receivables	15,285	11,686
	$112,490	$108,624

The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2013	2012
Balance, beginning of year	$2,435	$3,642
Bad debt expense	1,077	386
Write-offs and settlements	(1,242)	(1,608)
Foreign exchange	9	15
	$2,279	$2,435